INVESTMENTS - Schedule of long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS
Carrying amount of equity investments without readily determinable fair value	$ 2,926	$ 3,053
Carrying amount of equity method investments	478	504
Carrying amount of long-term investments	$ 3,404	$ 3,557